UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, Chief Legal Officer

Transparent Value Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 - June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 97.7%
Consumer, Non-cyclical - 25.8%
ABIOMED, Inc.*	45,236	$18,503,786
Centene Corp.*	83,827	10,328,325
Cintas Corp.	51,223	9,479,841
PayPal Holdings, Inc.*	104,526	8,703,880
Square, Inc. — Class A*	137,078	8,449,488
Vertex Pharmaceuticals, Inc.*	44,811	7,616,077
Edwards Lifesciences Corp.*	51,519	7,499,621
S&P Global, Inc.	35,637	7,266,028
Sysco Corp.	105,040	7,173,181
Monster Beverage Corp.*	122,623	7,026,298
Moody’s Corp.	41,093	7,008,822
Alexion Pharmaceuticals, Inc.*	54,634	6,782,811
Thermo Fisher Scientific, Inc.	31,027	6,426,933
Align Technology, Inc.*	18,059	6,178,706
Zoetis, Inc.	69,276	5,901,622
AbbVie, Inc.	56,341	5,219,994
UnitedHealth Group, Inc.	19,446	4,770,882
Estee Lauder Companies, Inc. — Class A	31,766	4,532,691
Worldpay, Inc. — Class A*	55,259	4,519,081
Avery Dennison Corp.	39,367	4,019,371
Illumina, Inc.*	13,551	3,784,659
Constellation Brands, Inc. — Class A	17,274	3,780,760
Teleflex, Inc.	14,085	3,777,738
McCormick & Company, Inc.	28,496	3,308,101
IQVIA Holdings, Inc.*	31,480	3,142,333
Global Payments, Inc.	27,927	3,113,581
Tyson Foods, Inc. — Class A	42,001	2,891,769
Mondelez International, Inc. — Class A	63,028	2,584,148
Bristol-Myers Squibb Co.	45,541	2,520,239
Herbalife Nutrition Ltd.*	43,465	2,334,940
Mylan N.V.*	53,326	1,927,201
Total Consumer, Non-cyclical		180,572,907
Financial - 17.7%
Mastercard, Inc. — Class A	37,878	7,443,784
Fifth Third Bancorp	257,883	7,401,242
JPMorgan Chase & Co.	69,743	7,267,221
CBRE Group, Inc. — Class A*	138,542	6,613,995
Bank of America Corp.	211,773	5,969,881
Signature Bank*	43,234	5,528,764
Northern Trust Corp.	45,316	4,662,563
American Financial Group, Inc.	39,099	4,196,496
Regions Financial Corp.	232,747	4,138,242
Zions Bancorporation	77,054	4,059,975
FNF Group	107,422	4,041,216
Cullen/Frost Bankers, Inc.	37,124	4,018,302
Citizens Financial Group, Inc.	101,279	3,939,753
Ally Financial, Inc.	145,207	3,814,588
Visa, Inc. — Class A	28,436	3,766,348
Bank of New York Mellon Corp.	67,591	3,645,183
BlackRock, Inc. — Class A	7,168	3,577,119
Willis Towers Watson plc	22,231	3,370,219
Equinix, Inc. REIT	7,523	3,234,063
SEI Investments Co.	51,414	3,214,403
American Tower Corp. — Class A REIT	21,995	3,171,019
Weyerhaeuser Co. REIT	83,648	3,049,806
Raymond James Financial, Inc.	33,449	2,988,668
Prudential Financial, Inc.	31,314	2,928,172
Citigroup, Inc.	43,355	2,901,316
Kilroy Realty Corp. REIT	37,196	2,813,505
Unum Group	74,938	2,771,957
Liberty Property Trust REIT	60,236	2,670,262
Jones Lang LaSalle, Inc.	14,343	2,380,795
CIT Group, Inc.	42,705	2,152,759
PNC Financial Services Group, Inc.	14,742	1,991,644
Total Financial		123,723,260
Technology - 14.0%
salesforce.com, Inc.*	76,186	10,391,770
IPG Photonics Corp.*	40,063	8,839,100
Red Hat, Inc.*	57,873	7,776,395
Cognizant Technology Solutions Corp. — Class A	86,251	6,812,966
Analog Devices, Inc.	65,653	6,297,436
VMware, Inc. — Class A*	42,663	6,270,181
Apple, Inc.	32,363	5,990,715
Fortinet, Inc.*	86,818	5,420,048
Western Digital Corp.	65,047	5,035,288
Intel Corp.	85,364	4,243,444
Applied Materials, Inc.	89,808	4,148,232
Lam Research Corp.	23,793	4,112,620
MSCI, Inc. — Class A	24,373	4,032,025
KLA-Tencor Corp.	37,894	3,885,272
Texas Instruments, Inc.	32,142	3,543,655
Intuit, Inc.	15,744	3,216,578
Synopsys, Inc.*	35,445	3,033,029
HP, Inc.	103,784	2,354,859
Microchip Technology, Inc.	24,025	2,185,074
Total Technology		97,588,687
Consumer, Cyclical - 13.2%
Home Depot, Inc.	37,620	7,339,662
DR Horton, Inc.	168,701	6,916,741
Delta Air Lines, Inc.	138,890	6,880,611
Lear Corp.	35,354	6,569,127
Lennar Corp. — Class A	123,819	6,500,497
Burlington Stores, Inc.*	36,016	5,421,489
Dollar Tree, Inc.*	61,249	5,206,165
Allison Transmission Holdings, Inc.	122,094	4,943,586
Live Nation Entertainment, Inc.*	95,799	4,652,957
Costco Wholesale Corp.	21,132	4,416,165
Darden Restaurants, Inc.	39,594	4,238,934
TJX Companies, Inc.	38,719	3,685,274
Lowe’s Companies, Inc.	35,283	3,371,996
Marriott International, Inc. — Class A	24,731	3,130,945
Best Buy Company, Inc.	36,537	2,724,929
PACCAR, Inc.	42,551	2,636,460
Wynn Resorts Ltd.	15,443	2,584,232
Royal Caribbean Cruises Ltd.	24,419	2,529,808
Michaels Companies, Inc.*	129,222	2,477,186
LKQ Corp.*	72,709	2,319,417
AutoNation, Inc.*	42,156	2,047,939
MGM Resorts International	70,352	2,042,318
Total Consumer, Cyclical		92,636,438
Communications - 9.6%
Amazon.com, Inc.*	6,316	10,735,937
Facebook, Inc. — Class A*	45,539	8,849,139

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Communications - 9.6% (continued)
Alphabet, Inc. — Class C*	7,673	$8,560,382
CDW Corp.	91,507	7,392,851
Arista Networks, Inc.*	19,083	4,913,682
Twenty-First Century Fox, Inc. — Class A	97,301	4,834,887
CenturyLink, Inc.	219,301	4,087,771
VeriSign, Inc.*	24,562	3,375,310
Verizon Communications, Inc.	57,824	2,909,125
LogMeIn, Inc.	26,867	2,774,018
AT&T, Inc.	79,676	2,558,396
eBay, Inc.*	62,635	2,271,145
Cisco Systems, Inc.	50,147	2,157,825
Walt Disney Co.	19,430	2,036,458
Total Communications		67,456,926
Industrial - 9.5%
TransDigm Group, Inc.	26,868	9,273,222
WestRock Co.	119,067	6,789,201
Lennox International, Inc.	33,577	6,720,437
Spirit AeroSystems Holdings, Inc. — Class A	66,185	5,685,953
Ball Corp.	151,864	5,398,765
Agilent Technologies, Inc.	76,828	4,751,043
Northrop Grumman Corp.	11,699	3,599,782
Raytheon Co.	17,032	3,290,242
FLIR Systems, Inc.	56,428	2,932,563
XPO Logistics, Inc.*	29,109	2,916,140
Allegion plc	34,199	2,645,635
Caterpillar, Inc.	18,963	2,572,710
Lockheed Martin Corp.	8,558	2,528,290
CH Robinson Worldwide, Inc.	30,132	2,520,843
FedEx Corp.	11,067	2,512,873
AO Smith Corp.	42,129	2,491,930
Total Industrial		66,629,629
Energy - 5.9%
Diamondback Energy, Inc.	58,794	7,735,527
Pioneer Natural Resources Co.	35,951	6,803,367
Andeavor	50,104	6,572,643
Halliburton Co.	90,819	4,092,304
Phillips 66	22,260	2,500,021
ConocoPhillips	35,095	2,443,314
Energen Corp.*	32,631	2,376,189
Anadarko Petroleum Corp.	31,748	2,325,541
Concho Resources, Inc.*	16,218	2,243,760
Noble Energy, Inc.	58,604	2,067,549
Schlumberger Ltd.	27,683	1,855,591
Total Energy		41,015,806
Utilities - 1.2%
NRG Energy, Inc.	168,868	5,184,247
Vistra Energy Corp.*	135,662	3,209,763
Total Utilities		8,394,010
Basic Materials - 0.8%
RPM International, Inc.	54,071	3,153,421
Celanese Corp. — Class A	24,266	2,694,982
Total Basic Materials		5,848,403
Total Common Stocks
(Cost $538,288,366)		683,866,066

EXCHANGE-TRADED FUNDS† - 2.0%
SPDR S&P 500 ETF Trust	51,317	13,921,276
Total Exchange-Traded Funds
(Cost $13,921,491)		13,921,276
Total Investments - 99.7%
(Cost $552,209,857)		$697,787,342
Other Assets & Liabilities, net - 0.3%		1,849,825
Total Net Assets - 100.0%		$699,637,167

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$683,866,066	$—	$—	$683,866,066
Exchange-Traded Funds	13,921,276	—	—	13,921,276
Total Assets	$697,787,342	$—	$—	$697,787,342

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 98.3%
Financial - 21.5%
Uniti Group, Inc. REIT	33,175	$664,495
Lazard Ltd. — Class A	4,652	227,529
People’s United Financial, Inc.	12,509	226,288
Old Republic International Corp.	11,104	221,081
Legg Mason, Inc.	6,125	212,721
First American Financial Corp.	3,421	176,934
Cullen/Frost Bankers, Inc.	1,593	172,426
BB&T Corp.	3,274	165,141
Huntington Bancshares, Inc.	10,074	148,692
BlackRock, Inc. — Class A	287	143,225
Prudential Financial, Inc.	1,451	135,683
Popular, Inc.	2,921	132,058
KeyCorp	6,630	129,550
Ameriprise Financial, Inc.	887	124,074
Principal Financial Group, Inc.	2,309	122,261
PNC Financial Services Group, Inc.	890	120,239
JPMorgan Chase & Co.	1,148	119,622
U.S. Bancorp	2,175	108,794
Citizens Financial Group, Inc.	2,501	97,289
Regions Financial Corp.	5,289	94,038
Fifth Third Bancorp	3,258	93,505
Mastercard, Inc. — Class A	258	50,702
Visa, Inc. — Class A	316	41,854
Total Financial		3,728,201
Consumer, Non-cyclical - 21.1%
Coty, Inc. — Class A	18,331	258,467
PepsiCo, Inc.	2,333	253,994
Flowers Foods, Inc.	11,420	237,879
Merck & Company, Inc.	3,690	223,983
AbbVie, Inc.	2,256	209,018
Altria Group, Inc.	3,318	188,429
Johnson & Johnson	1,537	186,500
Kellogg Co.	2,513	175,583
Sysco Corp.	2,377	162,325
Encompass Health Corp.	2,372	160,632
Kimberly-Clark Corp.	1,321	139,154
Sabre Corp.	5,605	138,107
Booz Allen Hamilton Holding Corp.	3,117	136,307
Eli Lilly & Co.	1,536	131,067
Medtronic plc	1,530	130,983
Automatic Data Processing, Inc.	971	130,250
Clorox Co.	949	128,352
Abbott Laboratories	2,067	126,067
Philip Morris International, Inc.	1,482	119,657
Bristol-Myers Squibb Co.	2,068	114,443
Hershey Co.	1,167	108,601
Total System Services, Inc.	571	48,261
Zoetis, Inc.	544	46,343
Perrigo Company plc	600	43,746
Bruker Corp.	1,008	29,272
Thermo Fisher Scientific, Inc.	93	19,264
Total Consumer, Non-cyclical		3,646,684
Consumer, Cyclical - 14.6%
Kohl’s Corp.	6,600	481,140
Six Flags Entertainment Corp.	4,520	316,626
Newell Brands, Inc.	10,499	270,769
Darden Restaurants, Inc.	2,358	252,448
General Motors Co.	5,475	215,715
Watsco, Inc.	1,175	209,479
Cinemark Holdings, Inc.	5,026	176,312
Fastenal Co.	3,609	173,701
Walgreens Boots Alliance, Inc.	2,563	153,818
KAR Auction Services, Inc.	2,582	141,494
Delta Air Lines, Inc.	2,631	130,340
Total Consumer, Cyclical		2,521,842
Technology - 11.6%
International Business Machines Corp.	1,767	246,850
Intel Corp.	4,636	230,456
Maxim Integrated Products, Inc.	3,419	200,558
HP, Inc.	7,344	166,635
Texas Instruments, Inc.	1,480	163,170
Broadcom, Inc.	654	158,687
Microsoft Corp.	1,471	145,055
Broadridge Financial Solutions, Inc.	1,217	140,077
Western Digital Corp.	1,261	97,614
Microchip Technology, Inc.	977	88,858
Intuit, Inc.	413	84,378
Jack Henry & Associates, Inc.	590	76,912
Oracle Corp.	1,479	65,165
SS&C Technologies Holdings, Inc.	981	50,914
Genpact Ltd.	1,491	43,135
CDK Global, Inc.	637	41,437
Total Technology		1,999,901
Energy - 9.3%
Helmerich & Payne, Inc.	7,171	457,223
Targa Resources Corp.	9,141	452,388
Occidental Petroleum Corp.	4,248	355,473
ONEOK, Inc.	4,909	342,795
Total Energy		1,607,879
Industrial - 7.5%
Sonoco Products Co.	3,782	198,555
United Parcel Service, Inc. — Class B	1,760	186,965
Eaton Corporation plc	2,358	176,237
Hubbell, Inc.	1,630	172,356
Caterpillar, Inc.	1,181	160,226
WestRock Co.	2,435	138,844
Cummins, Inc.	858	114,114
Corning, Inc.	3,843	105,721
Agilent Technologies, Inc.	673	41,618
Total Industrial		1,294,636
Utilities - 5.8%
AES Corp.	19,902	266,886
Southern Co.	4,997	231,411
Duke Energy Corp.	2,406	190,266
Dominion Energy, Inc.	2,532	172,632
PPL Corp.	5,172	147,661
Total Utilities		1,008,856
Communications - 5.5%
Verizon Communications, Inc.	5,205	261,864
Cisco Systems, Inc.	5,773	248,412
AT&T, Inc.	7,244	232,605
Interpublic Group of Companies, Inc.	8,749	205,076
Total Communications		947,957

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Basic Materials - 1.4%
LyondellBasell Industries N.V. — Class A	2,200	$241,670
Total Common Stocks
(Cost $15,961,388)		16,997,626

EXCHANGE-TRADED FUNDS† - 0.8%
iShares Select Dividend ETF	1,425	139,279
Total Exchange-Traded Funds
(Cost $138,547)		139,279
Total Investments - 99.1%
(Cost $16,099,935)		$17,136,905
Other Assets & Liabilities, net - 0.9%		148,246
Total Net Assets - 100.0%		$17,285,151

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,997,626	$—	$—	$16,997,626
Exchange-Traded Funds	139,279	—	—	139,279
Total Assets	$17,136,905	$—	$—	$17,136,905

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 95.3%
Consumer, Non-cyclical - 24.8%
UnitedHealth Group, Inc.	1,070	$262,514
Zoetis, Inc.	3,065	261,107
Estee Lauder Companies, Inc. — Class A	1,821	259,838
Worldpay, Inc. — Class A*	3,169	259,161
Intuitive Surgical, Inc.*	528	252,637
Avery Dennison Corp.	2,257	230,440
Monster Beverage Corp.*	3,718	213,042
Constellation Brands, Inc. — Class A	951	208,145
AbbVie, Inc.	2,245	207,999
Becton Dickinson and Co.	856	205,063
Aetna, Inc.	1,056	193,776
Cigna Corp.	1,090	185,245
Total System Services, Inc.	2,186	184,761
McCormick & Company, Inc.	1,568	182,029
IQVIA Holdings, Inc.*	1,733	172,988
Thermo Fisher Scientific, Inc.	835	172,962
Lamb Weston Holdings, Inc.	2,517	172,440
Danaher Corp.	1,639	161,737
Jazz Pharmaceuticals plc*	904	155,759
Merck & Company, Inc.	2,497	151,568
Bristol-Myers Squibb Co.	2,504	138,572
Alexion Pharmaceuticals, Inc.*	891	110,618
Tyson Foods, Inc. — Class A	1,559	107,337
Total Consumer, Non-cyclical		4,449,738
Financial - 17.7%
Progressive Corp.	4,472	264,519
American Financial Group, Inc.	2,241	240,527
Allstate Corp.	2,510	229,088
Simon Property Group, Inc. REIT	1,159	197,250
Extra Space Storage, Inc. REIT	1,951	194,729
Ally Financial, Inc.	7,160	188,093
Equinix, Inc. REIT	430	184,853
CME Group, Inc. — Class A	1,126	184,574
Intercontinental Exchange, Inc.	2,485	182,772
Nasdaq, Inc.	1,745	159,266
Mid-America Apartment Communities, Inc. REIT	1,553	156,341
Arch Capital Group Ltd.*	5,175	136,930
Fifth Third Bancorp	4,643	133,254
First Republic Bank	1,310	126,795
SEI Investments Co.	2,015	125,978
BB&T Corp.	2,493	125,747
U.S. Bancorp	2,455	122,799
CIT Group, Inc.	2,402	121,085
People’s United Financial, Inc.	5,950	107,635
Total Financial		3,182,235
Consumer, Cyclical - 14.8%
Burlington Stores, Inc.*	2,065	310,844
Costco Wholesale Corp.	1,163	243,044
Ross Stores, Inc.	2,809	238,063
Home Depot, Inc.	1,200	234,120
Darden Restaurants, Inc.	2,179	233,284
TJX Companies, Inc.	2,131	202,828
Dollar General Corp.	1,923	189,608
Carter’s, Inc.	1,715	185,889
NVR, Inc.*	62	184,162
Vail Resorts, Inc.	556	152,450
Ford Motor Co.	11,963	132,430
Starbucks Corp.	2,637	128,817
Dollar Tree, Inc.*	1,500	127,500
Autoliv, Inc.	718	102,832
Total Consumer, Cyclical		2,665,871
Industrial - 14.3%
Lennox International, Inc.	1,066	213,360
FLIR Systems, Inc.	4,061	211,050
Northrop Grumman Corp.	644	198,159
Harris Corp.	1,292	186,746
Raytheon Co.	937	181,010
L3 Technologies, Inc.	895	172,126
Waste Management, Inc.	2,080	169,187
Spirit AeroSystems Holdings, Inc. — Class A	1,877	161,253
CH Robinson Worldwide, Inc.	1,883	157,531
Expeditors International of Washington, Inc.	2,138	156,288
Deere & Co.	1,020	142,596
Amphenol Corp. — Class A	1,558	135,780
Ball Corp.	3,691	131,215
Jabil, Inc.	4,419	122,230
Honeywell International, Inc.	819	117,977
Keysight Technologies, Inc.*	1,876	110,740
Total Industrial		2,567,248
Technology - 9.0%
VMware, Inc. — Class A*	1,714	251,906
Broadridge Financial Solutions, Inc.	1,889	217,424
Cognizant Technology Solutions Corp. — Class A	2,581	203,873
Jack Henry & Associates, Inc.	1,414	184,329
Intuit, Inc.	866	176,928
SS&C Technologies Holdings, Inc.	2,944	152,794
ANSYS, Inc.*	865	150,666
Oracle Corp.	3,322	146,367
CDK Global, Inc.	2,098	136,475
Total Technology		1,620,762
Communications - 6.7%
Motorola Solutions, Inc.	1,627	189,334
Twenty-First Century Fox, Inc. — Class A	3,659	181,816
Verizon Communications, Inc.	3,183	160,137
CDW Corp.	1,842	148,815
Discovery, Inc. — Class A*	5,212	143,330
eBay, Inc.*	3,672	133,147
Zayo Group Holdings, Inc.*	3,591	130,999
Walt Disney Co.	1,146	120,112
Total Communications		1,207,690
Energy - 5.0%
Phillips 66	1,291	144,992
ONEOK, Inc.	1,964	137,146
Concho Resources, Inc.*	956	132,263
EOG Resources, Inc.	1,010	125,674
Pioneer Natural Resources Co.	645	122,060
Schlumberger Ltd.	1,723	115,493
Halliburton Co.	2,510	113,100
Total Energy		890,728
Utilities - 2.2%
Evergy, Inc.	2,562	143,856

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 95.3% (continued)
Utilities - 2.2% (continued)
Exelon Corp.	3,136	$133,594
NRG Energy, Inc.	3,825	117,427
Total Utilities		394,877
Basic Materials - 0.8%
Royal Gold, Inc.	1,619	150,308
Total Common Stocks
(Cost $14,655,808)		17,129,457

EXCHANGE-TRADED FUNDS† - 3.9%
SPDR S&P 500 ETF Trust	2,592	703,158
Total Exchange-Traded Funds
(Cost $718,193)		703,158
Total Investments - 99.2%
(Cost $15,374,001)		$17,832,615
Other Assets & Liabilities, net - 0.8%		152,030
Total Net Assets - 100.0%		$17,984,645

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,129,457	$—	$—	$17,129,457
Exchange-Traded Funds	703,158	—	—	703,158
Total Assets	$17,832,615	$—	$—	$17,832,615

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 97.5%
Consumer, Non-cyclical - 27.3%
ABIOMED, Inc.*	1,218	$498,223
Cintas Corp.	1,679	310,733
Centene Corp.*	2,257	278,085
UnitedHealth Group, Inc.	1,038	254,663
Estee Lauder Companies, Inc. — Class A	1,696	242,002
Worldpay, Inc. — Class A*	2,951	241,333
PayPal Holdings, Inc.*	2,815	234,405
Avery Dennison Corp.	2,101	214,512
Edwards Lifesciences Corp.*	1,448	210,786
Monster Beverage Corp.*	3,607	206,681
Vertex Pharmaceuticals, Inc.*	1,206	204,972
Constellation Brands, Inc. — Class A	922	201,798
S&P Global, Inc.	959	195,530
Zoetis, Inc.	2,281	194,318
Sysco Corp.	2,828	193,124
Moody’s Corp.	1,106	188,639
McCormick & Company, Inc.	1,588	184,351
Alexion Pharmaceuticals, Inc.*	1,471	182,624
IQVIA Holdings, Inc.*	1,755	175,184
Global Payments, Inc.	1,491	166,232
Tyson Foods, Inc. — Class A	2,242	154,362
AbbVie, Inc.	1,598	148,055
Thermo Fisher Scientific, Inc.	681	141,062
Bristol-Myers Squibb Co.	2,431	134,532
Total Consumer, Non-cyclical		5,156,206
Financial - 15.4%
Northern Trust Corp.	2,419	248,891
American Financial Group, Inc.	2,087	223,998
FNF Group	5,734	215,713
Visa, Inc. — Class A	1,518	201,059
Fifth Third Bancorp	6,943	199,264
JPMorgan Chase & Co.	1,878	195,687
Bank of New York Mellon Corp.	3,609	194,633
Equinix, Inc. REIT	401	172,386
American Tower Corp. — Class A REIT	1,174	169,256
Citigroup, Inc.	2,314	154,853
Mastercard, Inc. — Class A	761	149,552
Signature Bank*	1,163	148,724
Liberty Property Trust REIT	3,216	142,565
Bank of America Corp.	4,989	140,640
CBRE Group, Inc. — Class A*	2,831	135,152
CIT Group, Inc.	2,280	114,935
PNC Financial Services Group, Inc.	786	106,189
Total Financial		2,913,497
Technology - 13.3%
salesforce.com, Inc.*	2,051	279,756
Intel Corp.	4,856	241,392
IPG Photonics Corp.*	1,078	237,839
MSCI, Inc. — Class A	1,300	215,059
Red Hat, Inc.*	1,558	209,349
KLA-Tencor Corp.	2,022	207,316
Texas Instruments, Inc.	1,716	189,189
Cognizant Technology Solutions Corp. — Class A	2,323	183,494
Intuit, Inc.	840	171,616
Analog Devices, Inc.	1,768	169,586
Apple, Inc.	871	161,231
VMware, Inc. — Class A*	954	140,209
Western Digital Corp.	1,398	108,219
Total Technology		2,514,255
Consumer, Cyclical - 12.5%
Burlington Stores, Inc.*	1,923	289,469
Costco Wholesale Corp.	1,132	236,566
Home Depot, Inc.	1,163	226,901
Darden Restaurants, Inc.	2,113	226,218
TJX Companies, Inc.	2,066	196,642
Lear Corp.	952	176,891
Lennar Corp. — Class A	3,335	175,088
DR Horton, Inc.	3,726	152,766
Dollar Tree, Inc.*	1,739	147,815
Allison Transmission Holdings, Inc.	3,420	138,476
Wynn Resorts Ltd.	827	138,390
Delta Air Lines, Inc.	2,782	137,820
Live Nation Entertainment, Inc.*	2,488	120,842
Total Consumer, Cyclical		2,363,884
Communications - 11.5%
Amazon.com, Inc.*	169	287,266
Twenty-First Century Fox, Inc. — Class A	5,194	258,090
Facebook, Inc. — Class A*	1,226	238,236
CDW Corp.	2,896	233,968
Alphabet, Inc. — Class C*	206	229,824
VeriSign, Inc.*	1,311	180,158
Verizon Communications, Inc.	3,088	155,357
AT&T, Inc.	4,255	136,628
eBay, Inc.*	3,343	121,217
Cisco Systems, Inc.	2,678	115,235
CenturyLink, Inc.	6,075	113,238
Walt Disney Co.	1,040	109,002
Total Communications		2,178,219
Industrial - 10.5%
TransDigm Group, Inc.	723	249,536
Lennox International, Inc.	1,034	206,955
Northrop Grumman Corp.	624	192,005
WestRock Co.	3,207	182,863
Raytheon Co.	909	175,601
FLIR Systems, Inc.	3,013	156,586
Spirit AeroSystems Holdings, Inc. — Class A	1,733	148,882
Lockheed Martin Corp.	458	135,307
CH Robinson Worldwide, Inc.	1,609	134,609
Ball Corp.	3,784	134,521
FedEx Corp.	591	134,192
Agilent Technologies, Inc.	2,043	126,339
Total Industrial		1,977,396
Energy - 5.4%
Diamondback Energy, Inc.	1,583	208,275
Pioneer Natural Resources Co.	968	183,185
Andeavor	1,349	176,962
Phillips 66	1,188	133,424
Concho Resources, Inc.*	868	120,088
Halliburton Co.	2,446	110,217
Schlumberger Ltd.	1,477	99,003
Total Energy		1,031,154

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Utilities - 1.6%
Vistra Energy Corp.*	7,241	$171,322
NRG Energy, Inc.	4,099	125,839
Total Utilities		297,161
Total Common Stocks
(Cost $14,247,310)		18,431,772

EXCHANGE-TRADED FUNDS† - 1.7%
SPDR S&P 500 ETF Trust	1,163	315,498
Total Exchange-Traded Funds
(Cost $317,670)		315,498
Total Investments - 99.2%
(Cost $14,564,980)		$18,747,270
Other Assets & Liabilities, net - 0.8%		159,721
Total Net Assets - 100.0%		$18,906,991

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,431,772	$—	$—	$18,431,772
Exchange-Traded Funds	315,498	—	—	315,498
Total Assets	$18,747,270	$—	$—	$18,747,270

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 94.2%
Financial - 21.7%
Progressive Corp.	1,024	$60,570
Cullen/Frost Bankers, Inc.	479	51,847
FNF Group	1,364	51,314
Citizens Financial Group, Inc.	1,309	50,920
Ally Financial, Inc.	1,828	48,021
Fifth Third Bancorp	1,652	47,412
JPMorgan Chase & Co.	446	46,473
Bank of America Corp.	1,531	43,159
Allstate Corp.	471	42,988
CME Group, Inc. — Class A	259	42,455
Northern Trust Corp.	402	41,362
Capital One Financial Corp.	409	37,587
Chubb Ltd.	292	37,090
Citigroup, Inc.	550	36,806
Comerica, Inc.	404	36,732
Realty Income Corp. REIT	655	35,232
Liberty Property Trust REIT	769	34,090
National Retail Properties, Inc. REIT	745	32,750
BB&T Corp.	634	31,979
PNC Financial Services Group, Inc.	230	31,073
Regions Financial Corp.	1,706	30,333
Total Financial		870,193
Consumer, Non-cyclical - 18.3%
Lamb Weston Holdings, Inc.	800	54,808
Avery Dennison Corp.	500	51,050
Anthem, Inc.	205	48,796
AbbVie, Inc.	497	46,047
Sysco Corp.	673	45,959
Abbott Laboratories	714	43,547
McCormick & Company, Inc.	361	41,908
Pinnacle Foods, Inc.	550	35,783
Service Corporation International	991	35,468
Kroger Co.	1,190	33,856
Eli Lilly & Co.	394	33,620
Baxter International, Inc.	452	33,376
Mondelez International, Inc. — Class A	814	33,374
Bristol-Myers Squibb Co.	578	31,987
Johnson & Johnson	245	29,728
Altria Group, Inc.	503	28,565
Kellogg Co.	400	27,948
Kimberly-Clark Corp.	251	26,440
Merck & Company, Inc.	423	25,676
Philip Morris International, Inc.	287	23,173
Total Consumer, Non-cyclical		731,109
Technology - 13.8%
Applied Materials, Inc.	1,154	53,303
KLA-Tencor Corp.	481	49,317
Broadridge Financial Solutions, Inc.	418	48,112
Microsoft Corp.	477	47,037
Intel Corp.	929	46,181
Western Digital Corp.	545	42,188
Teradata Corp.*	965	38,745
Micron Technology, Inc.*	737	38,648
DXC Technology Co.	457	36,839
Microchip Technology, Inc.	392	35,653
Oracle Corp.	746	32,869
Leidos Holdings, Inc.	483	28,497
International Business Machines Corp.	190	26,543
CA, Inc.	733	26,131
Perspecta, Inc.	199	4,089
Total Technology		554,152
Industrial - 10.5%
WestRock Co.	762	43,449
Raytheon Co.	216	41,727
FLIR Systems, Inc.	797	41,420
L3 Technologies, Inc.	206	39,618
Waste Management, Inc.	479	38,962
Donaldson Company, Inc.	851	38,397
CH Robinson Worldwide, Inc.	444	37,145
TE Connectivity Ltd.	412	37,105
Caterpillar, Inc.	267	36,224
Honeywell International, Inc.	247	35,580
Agilent Technologies, Inc.	483	29,869
Total Industrial		419,496
Energy - 9.0%
ConocoPhillips	621	43,234
Phillips 66	314	35,265
Energen Corp.*	460	33,497
Chevron Corp.	239	30,217
Kinder Morgan, Inc.	1,693	29,915
Newfield Exploration Co.*	982	29,706
Noble Energy, Inc.	824	29,071
TechnipFMC plc	864	27,423
Occidental Petroleum Corp.	327	27,363
Valero Energy Corp.	230	25,491
HollyFrontier Corp.	370	25,319
Marathon Petroleum Corp.	354	24,837
Total Energy		361,338
Consumer, Cyclical - 8.2%
Delta Air Lines, Inc.	1,122	55,584
Darden Restaurants, Inc.	484	51,817
Allison Transmission Holdings, Inc.	973	39,397
Best Buy Company, Inc.	516	38,483
Aptiv plc	411	37,660
PACCAR, Inc.	600	37,176
VF Corp.	436	35,543
BorgWarner, Inc.	741	31,981
Total Consumer, Cyclical		327,641
Communications - 5.6%
Twenty-First Century Fox, Inc. — Class A	1,236	61,417
Verizon Communications, Inc.	734	36,928
AT&T, Inc.	1,012	32,495
CBS Corp. — Class B	572	32,158
Cisco Systems, Inc.	740	31,842
CenturyLink, Inc.	1,503	28,016
Total Communications		222,856
Utilities - 5.2%
NRG Energy, Inc.	1,392	42,734
Evergy, Inc.	605	33,971
Exelon Corp.	797	33,952
AES Corp.	2,447	32,814

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Shares	Value
COMMON STOCKS† - 94.2% (continued)
Utilities - 5.2% (continued)
DTE Energy Co.	315	$32,644
Entergy Corp.	401	32,397
Total Utilities		208,512
Basic Materials - 1.9%
RPM International, Inc.	768	44,790
Chemours Co.	702	31,140
Total Basic Materials		75,930
Total Common Stocks
(Cost $3,379,830)		3,771,227

EXCHANGE-TRADED FUNDS† - 4.1%
iShares S&P 500 Value ETF	1,476	162,552
Total Exchange-Traded Funds
(Cost $164,654)		162,552
Total Investments - 98.3%
(Cost $3,544,484)		$3,933,779
Other Assets & Liabilities, net - 1.7%		67,946
Total Net Assets - 100.0%		$4,001,725

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,771,227	$—	$—	$3,771,227
Exchange-Traded Funds	162,552	—	—	162,552
Total Assets	$3,933,779	$—	$—	$3,933,779

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

This report covers the Directional Allocation Fund, RBP® Dividend Fund, RBP® Large-Cap Defensive Fund, RBP® Large-Cap Market Fund, and RBP® Large-Cap Value Fund (the “Funds”), each a diversified investment company.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Partners Investment Management, LLC (“GPIM”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Directional Allocation Fund	$553,183,710	$153,122,641	$(8,519,009)	$144,603,632
RBP® Dividend Fund	16,115,590	1,615,181	(593,866)	1,021,315
RBP® Large-Cap Defensive Fund	15,405,582	2,747,127	(320,094)	2,427,033
RBP® Large-Cap Market Fund	14,603,104	4,374,403	(230,237)	4,144,166
RBP® Large-Cap Value Fund	3,562,791	450,592	(79,604)	370,988

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

 OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	August 29, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Chief Accounting Officer

Date	August 29, 2018

*	Print the name and title of each signing officer under his or her signature.